Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Summary of Other Assets

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Spare parts	$2,006	$2,141
Refundable deposits	2,162	1,975
Other financial assets	1,000	1,000
Prepayments for investments (Note 42)	—	650
Others	2,833	3,170
	$8,001	$8,936
Current
Spare parts	$2,006	$2,141
Others	1,109	1,300
	$3,115	$3,441
Noncurrent
Refundable deposits	$2,162	$1,975
Other financial assets	1,000	1,000
Prepayments for investments (Note 42)	—	650
Others	1,724	1,870
	$4,886	$5,495